WARRANT LIABILITY (Details) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Balance At Beginning Of The Year	$ 741,000	$ 2,295,000
Warrants Issued	2,240,000	0
Fair Value Adjustment	(2,692,000)	(1,581,000)
Effect Of Movement In Exchange Rates	(71,000)	27,000
Balance At End Of The Year	$ 218,000	$ 741,000